Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities:
Net income	$ 1,009,026	$ 564,740	$ 694,541
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization (including amortization of deferred financing costs)	583,408	561,998	557,888
Net gains on sale of real estate	(507,192)	(414,502)	(245,799)
Return of capital from Real Estate Fund investments	215,676	56,664	63,762
Net realized and unrealized gains on Real Estate Fund investments	(150,139)	(85,771)	(55,361)
Distributions of income from partially owned entities	96,286	54,030	226,172
Straight-lining of rental income	(82,800)	(69,391)	(69,648)
Equity in net loss (income) of partially owned entities, including Toys R Us	58,131	338,785	(423,126)
Amortization of below-market leases, net	(46,786)	(52,876)	(54,359)
Other non-cash adjustments	37,303	41,663	52,082
Impairment losses and tenant buy-outs	26,518	37,170	133,977
Net gain on disposition of wholly owned and partially owned assets	(13,568)	(3,407)	(13,347)
Defeasance cost in connection with the refinancing of mortgage notes payable	5,589	0	0
Losses from the disposition of investment in J.C. Penney	0	72,974	300,752
Gain on sale of Canadian Trade Shows	0	0	(31,105)
Changes in operating assets and liabilities:
Real Estate Fund investments	(3,392)	(37,817)	(262,537)
Tenant and other receivables, net	(8,282)	83,897	(23,271)
Prepaid assets	(8,786)	(2,207)	(10,549)
Other assets	(123,435)	(50,856)	(46,573)
Accounts payable and accrued expenses	44,628	(41,729)	21,595
Other liabilities	3,125	(12,576)	9,955
Net cash provided by operating activities	1,135,310	1,040,789	825,049
Cash Flows from Investing Activities:
Development costs and construction in progress	(544,187)	(469,417)	(156,873)
Additions to real estate	(279,206)	(260,343)	(205,652)
Proceeds from sales of real estate and related investments	388,776	1,027,608	445,683
Acquisitions of real estate and other	(211,354)	(193,417)	(673,684)
Investments in partially owned entities	(120,639)	(230,300)	(134,994)
Restricted cash	99,464	(26,892)	(75,138)
Proceeds from sales and repayments of mortgage and mezzanine loans receivable and other	96,913	50,569	38,483
Investments in mortgage and mezzanine loans receivable and other	(30,175)	(390)	(94,094)
Distributions of capital from partially owned entities	25,943	290,404	144,502
Proceeds from sales of, and return of investment in, marketable securities	0	378,709	60,258
Proceeds from the sale of LNR	0	240,474	0
Funding of J.C. Penney derivative collateral; and settlement of derivative in 2013	0	(186,079)	(191,330)
Return of J.C. Penney derivative collateral	0	101,150	134,950
Proceeds from the sale of Canadian Trade Shows	0	0	52,504
Proceeds from the repayment of loan to officer	0	0	13,123
Net cash (used in) provided by investing activities	(574,465)	722,076	(642,262)
Cash Flows from Financing Activities:
Proceeds from borrowings	2,428,285	2,262,245	3,593,000
Repayments of borrowings	(1,312,258)	(3,580,100)	(2,747,694)
Distributions to Vornado	(547,831)	(545,913)	(699,318)
Distributions to redeemable security holders and noncontrolling interests	(220,895)	(215,247)	(104,448)
Purchase of marketable securities in connection with the defeasance of mortgage notes payable	(198,884)	0	0
Distributions to preferred unitholders	(81,468)	(83,188)	(73,976)
Debt issuance and other costs	(58,336)	(19,883)	(39,073)
Contributions from noncontrolling interests in consolidated subsidiaries	30,295	43,964	213,132
Proceeds received from exercise of Vornado stock options	19,245	7,765	11,853
Repurchase of Class A units related to stock compensation agreements and related tax withholdings	(3,811)	(443)	(30,168)
Purchases of outstanding preferred units	0	(299,400)	(243,300)
Proceeds from the issuance of preferred units	0	290,306	290,971
Net Cash provided by (used in) financing activities	54,342	(2,139,894)	170,979
Net increase (decrease) in cash and cash equivalents	615,187	(377,029)	353,766
Cash and cash equivalents at beginning of period	583,290	960,319	606,553
Cash and cash equivalents at end of period	1,198,477	583,290	960,319
Supplemental Disclosure Of Cash Flow Information:
Cash payments for interest (net of amounts capitalized of $53,139, $42,303, and $16,801	443,538	465,260	491,869
Cash payments for income taxes	11,696	9,023	21,709
Non-Cash Investing and Financing Activities:
Adjustments to carry redeemable Class A units at redemption value	(315,276)	(108,252)	(52,117)
Marketable securities transferred in connection with the defeasance of mortgage notes payable	198,884	0	0
Defeasance of mortgage notes payable	(193,406)	0	0
Write-off of fully depreciated assets	(121,673)	(77,106)	(177,367)
Accrued capital expenditures included in accounts payable and accrued expenses	100,528	72,042	80,350
Elimination of a mortgage and mezzanine loan asset and liability	59,375	0	0
Transfer of interest in Real Estate Fund to unconsolidated joint venture	(58,564)	0	0
Transfer of noncontrolling interest in Real Estate Fund	(33,028)	0	0
Beverly Connection seller financing	13,620	0	0
Financing assumed in acquisitions	0	79,253	0
Financings transferred in dispositions	0	0	(163,144)
L.A. Mart seller financing	0	0	35,000
Marriott Marquis Times Square - retail and signage capital lease:
Asset (included in development costs and construction in progress)	0	0	240,000
Liability (included in other liabilities)	0	0	(240,000)
Increase in assets and liabilities resulting from the consolidation of partially owned entities:
Real Estate, net	0	0	342,919
Notes and mortgages payable	0	0	334,225
Decrease in assets and liabilities resulting from deconsolidation of discontinued operations and /or investments that were previously consolidated:
Real estate, Net	0	(852,166)	0
Notes and Mortgages Payable	0	(322,903)	0
Acquisitions [Member]
Non-Cash Investing and Financing Activities:
Like-kind exchange of real estate	606,816	66,076	230,913
Dispositions [Member]
Non-Cash Investing and Financing Activities:
Like-kind exchange of real estate	$ (630,352)	$ (128,767)	$ (230,913)